Taxation - Summary of Recovery of Deferred Income Tax (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
to be recovered after more than 12 months	¥ 29	¥ 33
to be recovered within 12 months	454	394
Total deferred tax assets	483	427
Set-off of deferred tax assets pursuant to set-off provisions	(61)	(75)
Net deferred tax assets	422	352
Deferred tax liabilities [Abstract]
to be recovered after more than 12 months	113	139
to be recovered within 12 months	146	175
Total deferred tax liabilities	259	314
Set-off of deferred tax liabilities pursuant to set-off provisions	(61)	(75)
Net deferred tax liabilities	¥ 198	¥ 239